Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 68,275	$ (5,441)	$ 31,501
Other comprehensive (loss) income:
Losses associated with pensions, net of tax (Note 22)	(3,139)	(95)	(3,455)
Unrealized (losses) gains on marketable securities held by the Company and investee	0	(9,942)	9,942
Unrealized net gain (loss) on qualifying cash flow hedging instruments (Note 28)	1,024	(8,578)	11,615
Other comprehensive (loss) income	(2,115)	(18,615)	18,102
Comprehensive income (loss)	66,160	(24,056)	49,603
Comprehensive income (loss) attributable to:
Stockholders of Golar LNG Limited	43,636	(14,108)	38,902
Non-controlling interests	22,524	(9,948)	10,701
Comprehensive income (loss)	$ 66,160	$ (24,056)	$ 49,603